Financial risks (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about foreign currency risk explanatory [Table Text Block]
		December 31,
	2017	2016
	$	$

Cash and cash equivalents	43,495	180,963
Account receivable	493	-
Other assets	412	-
Accounts payable and accrued liabilities	(105)	-
Revolving credit facility	(118,000)	-

Net exposure, in US dollars	(73,705)	180,963

Equivalent in Canadian dollars	(92,463)	242,979

Disclosure of detailed information about financial instruments [text block] [Table Text Block]
	As at December 31, 2017
	Amount
	payable		Estimated annual interest payable
	at maturity	Maturity	2018	2019	2020	2021	2022
	$		$	$	$	$	$

Conv. debenture (2016)	50,000	February 12, 2021	2,000	2,000	2,000	236	-
Conv. debentures (2017)	300,000	December 31, 2022	13,900	12,000	12,000	12,000	12,000
Revolving credit facility (i)	148,031	November 14, 2021	4,380	4,380	4,380	3,830	-

	498,031		20,280	18,380	18,380	16,066	12,000